Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 232,347		$ 190,084	[1]	$ 148,912
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	195,808		147,728	[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	36,539		42,356	[1]
Pension Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	149,456	[2]	105,381	[2]
Pension Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	149,456	[2]	105,381	[2]
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,215	[2]
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,215	[2]
Pension Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	16,256	[3]	14,531	[2]
Pension Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	16,256	[3]	14,531	[2]
Pension Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,750	[4]	12,156
Pension Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,750	[4]	12,156
Pension Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,459	[4]	5,975	[4]
Pension Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,459	[4]	5,975	[4]
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,640	[4]	23,226	[4]
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,640	[4]	23,226	[4]
Pension Benefits [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,950	[5]	2,890
Pension Benefits [Member] | Real estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,950	[5]	2,890
Pension Benefits [Member] | Commodity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,291	[5]	1,700	[5]
Pension Benefits [Member] | Commodity funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,291	[5]	1,700	[5]
Pension Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,330	[1]	24,225	[5]
Pension Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,330	[1]	24,225	[5]
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	40,840		34,054		28,131
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	27,404		17,033
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	13,436		17,021
Other Postretirement Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,811	[2]	8,219	[2]
Other Postretirement Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,811	[2]	8,219	[2]
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	10,977	[2]	5,378	[2]
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	10,977	[2]	5,378	[2]
Other Postretirement Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,061	[3]	1,895	[3]
Other Postretirement Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,061	[3]	1,895	[3]
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,679	[4]	4,751	[4]
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,679	[4]	4,751	[4]
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,933	[4]	2,735	[4]
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,933	[4]	2,735	[4]
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,393	[4]	1,398	[4]
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,393	[4]	1,398	[4]
Other Postretirement Benefits [Member] | Alternative investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	162	[6]	143	[6]
Other Postretirement Benefits [Member] | Alternative investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	162	[6]	143	[6]
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,824	[1]	9,535	[1]
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 4,824	[1]	$ 9,535	[1]

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.
[2]	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
[3]	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
[4]	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.
[5]	Investments in real estate are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets. Investments in commodity funds are valued using unadjusted quoted prices obtained from active markets.
[6]	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.